Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

(in thousands of USD)	December 31, 2019	December 31, 2018
Advances received on contracts in progress, between 1 and 5 years	414	402
Derivatives	3,395	1,049
Total non-current other payables	3,809	1,451
Trade payables	22,737	16,266
Accrued expenses	45,997	42,524
Accrued payroll	3,313	5,595
Dividends payable	123	146
Accrued interest	3,924	10,833
Deferred income	17,783	7,754
Other payables	333	4,107
Derivatives	198	—
Total current trade and other payables	94,408	87,225